UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-09369

                            JNL Variable Fund III LLC
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               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
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                    (Address of principal executive offices)


                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
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                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the Registrant cast its vote on the matter;

     (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the Registrant cast its vote for or against management.

EXHIBIT A

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09369
Reporting Period: 07/01/2003 - 06/30/2004
JNL Variable Fund III LLC









============== JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND III ===============

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  JNL Variable Fund III LLC

By (Signature and Title)          /s/ Robert A. Fritts
                                  ---------------------------------------------
                                  Robert A. Fritts, President

Date   August 31, 2004